Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Treasury Stock	Series B Preferred Stock	Common Stock	Capital Surplus	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss), net
Balance at Dec. 31, 2020	$ 1,713,785	$ (23,496)	$ 39	$ 134,629	$ 2,003,576	$ (368,074)	$ (32,889)
Net loss	35,095	0	0	0	0	35,095	0
Stock issued to directors	1,844	0	0	52	1,792	0	0
Stock issued for 401(k) match	4,339	0	0	172	4,167	0	0
Restricted stock units granted	4,238	0	0	0	4,238	0	0
Stock Based Compensation Units Distributed	(4,525)	(4,525)		413	(413)
Common stock and Series B Preferred stock dividends declared	(20,672)	0	0	0	0	(20,672)	0
Common stock issued to pension plans	22,250	0	0	1,125	21,125	0	0
Other comprehensive income	4,433	0	0	0	0	0	4,433
Balance at Dec. 31, 2021	1,760,787	(28,021)	39	136,391	2,034,485	(353,651)	(28,456)
Net loss	(37,348)	0	0	0	0	(37,348)	0
Stock issued to directors	417	0	0	25	392	0	0
Stock issued for 401(k) match	4,470	0	0	245	4,225	0	0
Restricted stock units granted	5,595	0	0	0	5,595	0	0
Stock Based Compensation Units Distributed	(3,677)	(3,677)		447	(447)
Common stock and Series B Preferred stock dividends declared	(12,932)	0	0	0	0	(12,932)	0
Common stock issued to pension plans	9,740	0	0	548	9,192	0	0
Common stock issued to Alexco Resource Corp. shareholders	68,733	0	0	4,498	64,235	0	0
Common stock issued to settle the acquired silver stream	135,000	0	0	8,700	126,300	0	0
Common stock issued upon conversion of Series B Preferred stock	0	0	0	0	0	0	0
Common stock issued under ATM program	17,278	0	0	965	16,313	0	0
Other comprehensive income	30,904	0	0	0	0	0	30,904
Balance at Dec. 31, 2022	1,978,967	(31,698)	39	151,819	2,260,290	(403,931)	2,448
Net loss	(84,217)	0	0	0	0	(84,217)	0
Stock issued to directors	676	0	0	31	645	0	0
Stock issued for 401(k) match	4,608	0	0	225	4,383	0	0
Restricted stock units granted	5,922	0	0	0	5,922	0	0
Incentive compensation distributed	(2,036)	(2,036)		359	(359)
Common stock and Series B Preferred stock dividends declared	(15,713)	0	0	0	0	(15,713)	0
Common stock issued to pension plans	1,035	0	$ 0	62	973	0	0
Common stock issued to ATAC Resources Ltd.	$ 18,789	0		919	17,870	0	0
Common stock issued to ATAC Resources Ltd.	3,676,904		0
Common stock issued under ATM program	$ 56,684	0	$ 0	2,661	54,023	0	0
Other comprehensive income	3,389	0	0	0	0	0	3,389
Balance at Dec. 31, 2023	$ 1,968,104	$ (33,734)	$ 39	$ 156,076	$ 2,343,747	$ (503,861)	$ 5,837